Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of
 income tax benefit or expense for the three months ended March 31, 2021 and 2020 were as follows:

	Three Months Ended March 31,
	2021	2020
Federal deferred	$(1,124,000)	$(271,000)
State deferred	(366,000)	(93,000)
Federal current	—	—
State current	—	—
Valuation allowance	1,490,000	364,000

Total income tax (benefit) expense	$—	$—

The components of income tax benefit or expense for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Years Ended December 31,
	2020	2019	2018
Federal deferred	$(3,336,000)	$(1,087,000)	$(2,593,000)
State deferred	(1,097,000)	(100,000)	(675,000)
Federal current	—	—	—
State current	—	(8,000)	8,000
Valuation allowance	4,433,000	1,187,000	3,268,000

Total income tax (benefit) expense	$—	$(8,000)	$8,000

Schedule of Deferred Tax Assets and Liabilities	The components of deferred tax assets as of December 31, 2020 and 2019 was as follows:

	Years Ended December 31,
	2020	2019
Deferred income tax assets:

Fixed assets and intangibles	$3,982,000	$2,455,000
Expense accruals and other	1,076,000	620,000
Net operating loss	4,306,000	1,856,000
Valuation allowances	(9,364,000)	(4,931,000)

Total deferred income tax assets	$—	$—

Summary of Tax Treatment of Distributions	The income tax treatment for distributions reportable for the years ended December 31, 2020, 2019 and 2018 was as follows:

	Years Ended December 31,
	2020		2019		2018
Ordinary income	$5,479,000	14.5%	$10,099,000	21.8%	$11,909,000	37.7%
Capital gain	—	—	—	—	—	—
Return of capital	32,193,000	85.5	36,317,000	78.2	19,673,000	62.3
	$37,672,000	100%	$46,416,000	100%	$31,582,000	100%